                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08480

                     Van Kampen Real Estate Securities Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/05

Item 1. Report to Shareholders.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Real Estate Securities Fund performed during the semi-annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of June 30, 2005.

       THIS PIECE MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 6/30/05

                                A SHARES               B SHARES               C SHARES
                              since 6/09/94          since 6/09/94          since 6/09/94
--------------------------------------------------------------------------------------------
                                        W/MAX                  W/MAX                  W/MAX
                                        4.75%                  4.00%                  1.00%
AVERAGE ANNUAL             W/O SALES    SALES     W/O SALES    SALES     W/O SALES    SALES
TOTAL RETURNS               CHARGES     CHARGE     CHARGES     CHARGE     CHARGES     CHARGE

Since Inception             14.60%      14.10%     14.13%      14.13%     13.85%      13.85%

10-year                     15.96       15.40      15.43       15.43      15.11       15.11

5-year                      19.48       18.32      18.60       18.44      18.65       18.65

1-year                      37.77       31.21      36.73       32.73      36.80       35.80

6-month                      7.90        2.79       7.49        3.49       7.48        6.48
--------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and two and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect their conversion into Class A shares six years after purchase. The since inception returns for Class C shares reflect their conversion into Class A shares 10 years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower.

The NAREIT Equity Index is generally representative of the general performance of a broad range of equity REITs of all property types. The S&P 500 Index is generally representative of the U.S. stock market. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Source for index performance: Lipper Inc.

Fund Report

FOR THE 6-MONTH PERIOD ENDED JUNE 30, 2005

Van Kampen Real Estate Securities Fund is managed by the Adviser's Real Estate team.(1) Theodore R. Bigman, Managing Director of the Adviser, is a current member of the team.

MARKET CONDITIONS

After posting very strong returns in 2004, the U.S. real estate investment trust
(REIT) sector entered 2005 on weak footing, which continued through the first quarter of the year. Several factors contributed to the sector's weakness in the first quarter, including profit-taking and portfolio rebalancing on the part of institutional portfolio managers to lock in gains from 2004, the rise in the yield on the 10-year Treasury and weakness in the broader equity market. The REIT sector went on to rally significantly in the second quarter thanks to a combination of drivers including the decline in the 10-year Treasury yield, the continued strengthening of underlying real estate asset values and continued improvement in real estate fundamentals. Second quarter performance was also bolstered by various public takeover transactions, which provided further evidence of the continued strong pricing for real estate assets.

Among the major U.S. REIT sectors, retail and office stocks outperformed while apartment stocks lagged. In the retail sector, both tenants and landlords remained optimistic with regard to the fundamentals for both retailers and retail real estate. Retail remains the one sector within real estate where landlords retain pricing power and properties continue to produce improving operating cash flow. The outperformance of the office sector was influenced by investor optimism for a recovery in the sector, as fundamentals appeared to have finally stopped deteriorating. Office stocks may have also benefited from the fact that the office sector posted the weakest relative performance in 2004, and was therefore less impacted by the significant profit-taking witnessed in the first quarter of 2005.

In the apartment sector, investors seemed to expect gradual improvements in operational conditions in 2005 on the back of positive economic and job growth. However, the sector underperformed during the reporting period due to investors' disappointment with the slow pace of recovery and concerns that low interest rates and modest employment growth will continue to weigh on tenant demand. In addition, the apartment sector appeared to be hit hardest by profit-taking, given that last year's winners were among the weakest relative performers during the six-month period. The investment market for apartment assets remains strong, primarily due to continued strong demand from condominium converters.

(1)Team members may change without notice at any time.
 2

Among the smaller REIT sectors, storage was the best performing sector, and the hotel, health care and specialty sectors underperformed. Both the storage and hotel sectors experienced improvements in operating results and benefited from the short-term nature of their leases and relatively limited new supply. However, hotel REITs were hurt by investor concerns that a slower economy could impact demand as well as profit-taking following their strong fourth-quarter rally in 2004.

PERFORMANCE ANALYSIS

The fund returned 7.90 percent for the six months ended June 30, 2005 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark indexes, the NAREIT Equity Index and the S&P 500 Index, returned 6.38 percent and -0.81 percent for the period, respectively.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2005

-----------------------------------------------------------------------------
                                                          S&P 500 INDEX
      CLASS A   CLASS B   CLASS C   NAREIT EQUITY INDEX   GROWTH INDEX

       7.90%     7.49%     7.48%           6.38%             -0.81%
-----------------------------------------------------------------------------

THE PERFORMANCE FOR THE THREE SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION AND INDEX DEFINITIONS.

The fund's outperformance was driven primarily by bottom-up stock selection and top-down sector allocation was also favorable. The fund's stock selection was especially strong in the retail and industrial sectors. In retail, the fund benefited from strong performance in mall stocks because of its strategy of emphasizing owners of the highest quality malls in dominant trade areas. Returns were also boosted by holdings in strip center malls, where the fund emphasized owners of in-fill centers with appealing anchor tenants. Within the industrial sector, the fund was well positioned with respect to the significant merger transaction that took place in this sector.

From a top-down perspective, the most significant favorable contributor to outperformance was the fund's underweight to the mixed office/industrial sector, and the biggest detraction was the overweight to the hotel sector.

There is no guarantee the security sectors mentioned will continue to perform well or be held by the fund in the future.

TOP TEN HOLDINGS AS OF 6/30/05
Simon Property Group, Inc.                                        8.9%
Brookfield Properties Corp. (Canada)                              5.5
Avalonbay Communities, Inc.                                       5.1
Boston Properties, Inc.                                           4.8
Starwood Hotels & Resorts Worldwide, Inc.                         4.6
Archstone-Smith Trust                                             4.4
Host Marriott Corp.                                               4.0
Hilton Hotels Corp.                                               3.6
Regency Centers Corp.                                             3.4
State Street Bank & Trust Co.                                     3.3

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 6/30/05
Office                                                           23.5%
Residential Apartments                                           17.5
Retail Regional Malls                                            15.2
Lodging/Resorts                                                  13.8
Retail Strip Centers                                              8.3
Industrial                                                        5.5
Self Storage                                                      5.2
Diversified                                                       3.1
Healthcare                                                        2.8
Residential Manufactured Homes                                    1.2
Other                                                             0.7
                                                                -----
Total Long-Term Investments                                      96.8%
Short-Term Investments                                            3.3
Liabilities in Excess of Other Assets                            -0.1
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 800-847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/05 - 06/30/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                           BEGINNING              ENDING           EXPENSES PAID
                                         ACCOUNT VALUE        ACCOUNT VALUE        DURING PERIOD*
                                       -----------------------------------------------------------
                                            1/1/05               6/30/05          01/1/05-06/30/05
Class A
  Actual.............................      $1,000.00            $1,079.00              $ 6.86
  Hypothetical.......................       1,000.00             1,018.29                6.66
  (5% annual return before expenses)
Class B
  Actual.............................       1,000.00             1,074.90               10.75
  Hypothetical.......................       1,000.00             1,014.49               10.44
  (5% annual return before expenses)
Class C
  Actual.............................       1,000.00             1,074.77               10.55
  Hypothetical.......................       1,000.00             1,014.69               10.24
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.33%, 2.09%, and 2.05% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On May 25, 2005, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory contract as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. Finally, the Board considered materials it had received in approving a change in the advisory fee rate effective November 1, 2004. The Board of Trustees considered the contract over a period of several months and the non-management trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the contract.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of existing and alternative breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by Fund assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and
 8
regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with investment adviser the resources available and used in managing the Fund. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory contract.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, a performance committee of the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of a special ad hoc committee of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and it affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN REAL ESTATE SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCKS  96.8%
DIVERSIFIED  3.1%
Capital Automotive, Inc. ...................................    23,200    $    885,544
Spirit Financial Corp. .....................................   194,500       2,285,375
Vornado Realty Trust........................................   196,425      15,792,570
                                                                          ------------
                                                                            18,963,489
                                                                          ------------
HEALTHCARE  2.8%
Health Care Property Investors, Inc. .......................   102,500       2,771,600
LTC Properties, Inc. .......................................    51,300       1,061,910
Omega Healthcare Investors, Inc. ...........................   241,790       3,109,419
Senior Housing Property Trust...............................   517,600       9,787,816
Sunrise Senior Living (Canada)..............................       200           2,050
Windrose Medical Properties Trust...........................     6,500          91,195
                                                                          ------------
                                                                            16,823,990
                                                                          ------------
INDUSTRIAL  5.5%
AMB Property Corp. .........................................   444,610      19,309,412
Catellus Development Corp. .................................   213,500       7,002,800
ProLogis Trust..............................................   179,143       7,208,714
                                                                          ------------
                                                                            33,520,926
                                                                          ------------
LODGING/RESORTS  13.8%
Hilton Hotels Corp. ........................................   926,224      22,090,442
Host Marriott Corp. ........................................ 1,401,400      24,524,500
Interstate Hotels & Resorts, Inc. (a).......................   120,148         589,927
Lodgian, Inc. (a)...........................................   115,000       1,181,050
Meristar Hospitality Corp. (a)..............................   428,610       3,686,046
Starwood Hotels & Resorts Worldwide, Inc. ..................   474,821      27,810,266
Wyndham International, Inc.-Convertible Preferred Ser B (a)
  (b) (c)...................................................    38,042       2,649,997
Wyndham International, Inc.-Preferred Ser II (a) (b) (c)....    20,542       1,430,963
                                                                          ------------
                                                                            83,963,191
                                                                          ------------
OFFICE  23.5%
Arden Realty, Inc. .........................................   410,500      14,769,790
Beacon Capital Partners, Inc. (a) (b) (c)...................   177,900         763,129
Boston Properties, Inc. ....................................   421,010      29,470,700
Brandywine Realty Trust.....................................   181,655       5,567,726
Brookfield Properties Corp. (Canada)........................ 1,174,733      33,832,310
Equity Office Properties Trust..............................   475,682      15,745,074
Highwoods Properties, Inc. .................................    24,500         729,120
Kilroy Realty Corp. ........................................     6,940         329,581
Mack-Cali Realty Corp. .....................................   280,350      12,699,855
Prentiss Properties Trust...................................    81,090       2,954,920
PS Business Parks, Inc. ....................................   122,700       5,454,015
Reckson Associates Realty Corp. ............................   305,190      10,239,125
SL Green Realty Corp. ......................................   134,810       8,695,245
Trizec Properties, Inc. ....................................   110,750       2,278,128
                                                                          ------------
                                                                           143,528,718
                                                                          ------------

See Notes to Financial Statements                                             11

VAN KAMPEN REAL ESTATE SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
OTHER  0.7%
Atlantic Gulf Communities Corp. (a) (b) (c).................   131,004    $          0
Atlantic Gulf Communities Corp.--Convertible Preferred Ser B
  (a) (b) (c)...............................................    30,570               0
Atlantic Gulf Communities Corp.--Preferred Ser B, 144A--
  Private Placement (a) (b) (c) (d).........................    43,609               0
Broadreach Group, Ltd. (a) (b) (c)..........................  1,704,968      1,704,968
Cabot Industrial Value Fund (b) (c).........................     1,047         523,500
Correctional Properties Trust...............................    80,800       2,286,640
                                                                          ------------
                                                                             4,515,108
                                                                          ------------
RESIDENTIAL APARTMENTS  17.5%
American Campus Communities, Inc. (e).......................    91,380       2,072,498
Amli Residential Properties Trust...........................    71,900       2,247,594
Apartment Investment & Management Co., Class A..............    26,370       1,079,060
Archstone-Smith Trust.......................................   696,490      26,898,444
Avalonbay Communities, Inc. ................................   382,310      30,890,648
BRE Properties, Inc. .......................................   143,345       5,998,988
Equity Residential Properties Trust.........................   339,548      12,502,157
Essex Property Trust, Inc. .................................   146,925      12,203,591
Gables Residential Trust....................................    59,030       2,551,867
Post Properties, Inc. ......................................   281,600      10,168,576
                                                                          ------------
                                                                           106,613,423
                                                                          ------------
RESIDENTIAL MANUFACTURED HOMES  1.2%
Equity Lifestyle Properties, Inc. ..........................   183,250       7,286,020
                                                                          ------------

RETAIL REGIONAL MALLS  15.2%
Forest City Enterprises, Inc. ..............................    95,900       6,808,900
General Growth Properties, Inc. ............................    17,420         715,788
Macerich Co. ...............................................   237,060      15,894,873
Simon Property Group, Inc. .................................   750,661      54,415,416
Simon Property Group, Inc. (a)..............................     7,215         447,330
Taubman Centers, Inc. ......................................   423,545      14,438,649
                                                                          ------------
                                                                            92,720,956
                                                                          ------------
RETAIL STRIP CENTERS  8.3%
Acadia Realty Trust.........................................   164,020       3,058,973
Developers Diversified Realty Corp. ........................    62,000       2,849,520
Federal Realty Investment Trust.............................   342,550      20,210,450
Heritage Property Investment Trust..........................    85,325       2,988,082
Pan Pacific Retail Properties, Inc. ........................    16,670       1,106,555
Ramco-Gershenson Properties Trust...........................     5,900         172,752
Regency Centers Corp. ......................................   359,410      20,558,252
                                                                          ------------
                                                                            50,944,584
                                                                          ------------
SELF STORAGE  5.2%
Public Storage, Inc. .......................................   283,324      17,920,243
Shurgard Storage Centers, Inc., Class A.....................   305,489      14,040,274
                                                                          ------------
                                                                            31,960,517
                                                                          ------------

 12                                            See Notes to Financial Statements

VAN KAMPEN REAL ESTATE SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

DESCRIPTION                                                                  VALUE
--------------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS  96.8%
(Cost $363,698,385)....................................................   $590,840,922
REPURCHASE AGREEMENT  3.3%
State Street Bank & Trust Co. ($20,239,000 par
  collateralized by U.S. Government obligations in a pooled
  cash account, interest rate of 3.25%, dated 06/30/05, to
  be sold on 07/01/05 at $20,240,827) (Cost $20,239,000)....                20,239,000
                                                                          ------------

TOTAL INVESTMENTS  100.1%
  (Cost $383,937,385)..................................................    611,079,922

FOREIGN CURRENCY  0.0%
  (Cost $10)...........................................................             10
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.1%)..........................       (640,804)
                                                                          ------------

NET ASSETS  100.0%.....................................................   $610,439,128
                                                                          ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

(b) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(c) Security has been deemed illiquid.

(d) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e) Security purchased on a when-issued or delayed delivery basis.

See Notes to Financial Statements                                             13

VAN KAMPEN REAL ESTATE SECURITIES FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2005 (Unaudited)

ASSETS:
Total Investments (Cost $383,937,385).......................  $611,079,922
Foreign Currency (Cost $10).................................            10
Cash........................................................           514
Receivables:
  Fund Shares Sold..........................................     2,818,450
  Dividends.................................................     2,155,450
  Interest..................................................         1,827
Other.......................................................        97,708
                                                              ------------
    Total Assets............................................   616,153,881
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     2,758,486
  Fund Shares Repurchased...................................     1,754,831
  Distributor and Affiliates................................       516,496
  Investment Advisory Fee...................................       387,863
Accrued Expenses............................................       168,895
Trustees' Deferred Compensation and Retirement Plans........       128,182
                                                              ------------
    Total Liabilities.......................................     5,714,753
                                                              ------------
NET ASSETS..................................................  $610,439,128
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $369,254,232
Net Unrealized Appreciation.................................   227,142,537
Accumulated Net Realized Gain...............................    15,804,943
Accumulated Undistributed Net Investment Income.............    (1,762,584)
                                                              ------------
NET ASSETS..................................................  $610,439,128
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $414,357,097 and 17,245,135 shares of
    beneficial interest issued and outstanding).............  $      24.03
    Maximum sales charge (4.75%* of offering price).........          1.20
                                                              ------------
    Maximum offering price to public........................  $      25.23
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $124,803,543 and 5,191,600 shares of
    beneficial interest issued and outstanding).............  $      24.04
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $71,278,488 and 2,959,740 shares of
    beneficial interest issued and outstanding).............  $      24.08
                                                              ============

*   On sales of $100,000 or more, the sales charge will be reduced.

 14                                            See Notes to Financial Statements

VAN KAMPEN REAL ESTATE SECURITIES FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $50,933).....  $  6,254,875
Interest....................................................       167,246
                                                              ------------
    Total Income............................................     6,422,121
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     2,146,997
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $434,925, $580,720 and $310,989,
  respectively).............................................     1,326,634
Shareholder Services........................................       521,799
Legal.......................................................        35,397
Custody.....................................................        28,344
Trustees' Fees and Related Expenses.........................        11,444
Other.......................................................       185,159
                                                              ------------
    Total Expenses..........................................     4,255,774
    Less Credits Earned on Cash Balances....................         8,662
                                                              ------------
    Net Expenses............................................     4,247,112
                                                              ------------
NET INVESTMENT INCOME.......................................  $  2,175,009
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $ 17,954,978
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   204,164,025
  End of the Period.........................................   227,142,537
                                                              ------------
Net Unrealized Appreciation During the Period...............    22,978,512
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $ 40,933,490
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 43,108,499
                                                              ============

See Notes to Financial Statements                                             15

VAN KAMPEN REAL ESTATE SECURITIES FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                            FOR THE              FOR THE
                                                        SIX MONTHS ENDED       YEAR ENDED
                                                         JUNE 30, 2005      DECEMBER 31, 2004
                                                        -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.................................    $  2,175,009        $   4,371,926
Net Realized Gain.....................................      17,954,978           39,226,428
Net Unrealized Appreciation During the Period.........      22,978,512           97,838,035
                                                          ------------        -------------
Change in Net Assets from Operations..................      43,108,499          141,436,389
                                                          ------------        -------------

Distributions from Net Investment Income:
  Class A Shares......................................      (2,980,632)          (3,748,604)
  Class B Shares......................................        (538,833)            (555,872)
  Class C Shares......................................        (301,658)            (313,399)
                                                          ------------        -------------
                                                            (3,821,123)          (4,617,875)
                                                          ------------        -------------

Distributions from Net Realized Gain:
  Class A Shares......................................     (10,202,171)         (17,417,731)
  Class B Shares......................................      (3,306,275)          (6,037,108)
  Class C Shares......................................      (1,835,704)          (3,363,819)
                                                          ------------        -------------
                                                           (15,344,150)         (26,818,658)
                                                          ------------        -------------
Total Distributions...................................     (19,165,273)         (31,436,533)
                                                          ------------        -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...      23,943,226          109,999,856
                                                          ------------        -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................     118,426,251          199,627,116
Net Asset Value of Shares Issued Through Dividend
  Reinvestment........................................      16,935,387           27,508,381
Cost of Shares Repurchased............................     (98,621,816)        (215,135,469)
                                                          ------------        -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....      36,739,822           12,000,028
                                                          ------------        -------------
TOTAL INCREASE IN NET ASSETS..........................      60,683,048          121,999,884
NET ASSETS:
Beginning of the Period...............................     549,756,080          427,756,196
                                                          ------------        -------------
End of the Period (Including accumulated undistributed
  net investment income of ($1,762,584) and
  ($116,470), respectively)...........................    $610,439,128        $ 549,756,080
                                                          ============        =============

 16                                            See Notes to Financial Statements

VAN KAMPEN REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                  SIX MONTHS
                                    ENDED                     YEAR ENDED DECEMBER 31,
CLASS A SHARES                     JUNE 30,    ------------------------------------------------------
                                     2005       2004        2003        2002        2001        2000
                                  -------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.........................   $23.11     $18.06      $13.64      $14.21      $13.49      $10.84
                                    ------     ------      ------      ------      ------      ------
  Net Investment Income..........      .12        .24(a)      .39(a)      .36(a)      .39(a)      .49(a)
  Net Realized and Unrealized
    Gain/Loss....................     1.61       6.23        4.54        (.50)        .74        2.56
                                    ------     ------      ------      ------      ------      ------
Total from Investment
  Operations.....................     1.73       6.47        4.93        (.14)       1.13        3.05
                                    ------     ------      ------      ------      ------      ------
Less:
  Distributions from Net
    Investment Income............      .18        .35         .45         .38         .41         .40
  Distributions from Net Realized
    Gain.........................      .63       1.07         .06         .05         -0-         -0-
                                    ------     ------      ------      ------      ------      ------
Total Distributions..............      .81       1.42         .51         .43         .41         .40
                                    ------     ------      ------      ------      ------      ------
NET ASSET VALUE, END OF THE
  PERIOD.........................   $24.03     $23.11      $18.06      $13.64      $14.21      $13.49
                                    ======     ======      ======      ======      ======      ======

Total Return* (b)................    7.90%**   36.67%      36.56%      -1.09%       8.56%      28.53%
Net Assets at End of the Period
  (In millions)..................   $414.4     $357.8      $276.5      $210.6      $154.5      $114.8
Ratio of Expenses to Average
  Net Assets*....................    1.33%      1.53%       1.55%       1.55%       1.55%       1.55%
Ratio of Net Investment Income to
  Average Net Assets*............    1.07%      1.23%       2.49%       2.53%       2.84%       4.05%
Portfolio Turnover...............      12%**      27%         22%         28%         38%         34%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total returns would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average
     Net Assets..................      N/A        N/A       1.65%       1.63%       1.67%       1.63%
   Ratio of Net Investment Income
     to Average Net Assets.......      N/A        N/A       2.39%       2.45%       2.72%       3.97%

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable.

See Notes to Financial Statements                                             17

VAN KAMPEN REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                 SIX MONTHS
                                   ENDED                     YEAR ENDED DECEMBER 31,
CLASS B SHARES                    JUNE 30,    ------------------------------------------------------
                                    2005       2004        2003        2002        2001        2000
                                 -------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD....................   $23.13     $18.08      $13.65      $14.22      $13.50      $10.84
                                   ------     ------      ------      ------      ------      ------
  Net Investment Income.........      .03        .10(a)      .28(a)      .24(a)      .28(a)      .40(a)
  Net Realized and Unrealized
    Gain/Loss...................     1.61       6.23        4.54        (.50)        .76        2.56
                                   ------     ------      ------      ------      ------      ------
Total from Investment
  Operations....................     1.64       6.33        4.82        (.26)       1.04        2.96
                                   ------     ------      ------      ------      ------      ------
Less:
  Distributions from Net
    Investment Income...........      .10        .21         .33         .26         .32         .30
  Distributions from Net
    Realized Gain...............      .63       1.07         .06         .05         -0-         -0-
                                   ------     ------      ------      ------      ------      ------
Total Distributions.............      .73       1.28         .39         .31         .32         .30
                                   ------     ------      ------      ------      ------      ------
NET ASSET VALUE, END OF THE
  PERIOD........................   $24.04     $23.13      $18.08      $13.65      $14.22      $13.50
                                   ======     ======      ======      ======      ======      ======

Total Return* (b)...............    7.49%**   35.63%      35.57%      -1.86%       7.80%      27.63%
Net Assets at End of the Period
  (In millions).................   $124.8     $123.1      $ 97.0      $ 76.9      $ 68.8      $ 58.6
Ratio of Expenses to Average Net
  Assets*.......................    2.09%      2.28%       2.30%       2.30%       2.30%       2.30%
Ratio of Net Investment Income
  to Average Net Assets*........     .28%       .48%       1.77%       1.68%       2.04%       3.30%
Portfolio Turnover..............      12%**      27%         22%         28%         38%         34%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total returns would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average
     Net Assets.................      N/A        N/A       2.40%       2.38%       2.42%       2.38%
   Ratio of Net Investment
     Income to Average Net
     Assets.....................      N/A        N/A       1.67%       1.60%       1.92%       3.22%

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable.

 18                                            See Notes to Financial Statements

VAN KAMPEN REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                        SIX MONTHS
                                          ENDED                     YEAR ENDED DECEMBER 31,
CLASS C SHARES                           JUNE 30,    ------------------------------------------------------
                                           2005       2004        2003        2002        2001        2000
                                        -------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
 PERIOD................................   $23.17     $18.10      $13.64      $14.21      $13.49      $10.84
                                          ------     ------      ------      ------      ------      ------
 Net Investment Income.................      .03        .11(a)      .29(a)      .24(a)      .29(a)      .40(a)
 Net Realized and Unrealized
   Gain/Loss...........................     1.61       6.24        4.56        (.50)        .75        2.55
                                          ------     ------      ------      ------      ------      ------
Total from Investment Operations.......     1.64       6.35        4.85        (.26)       1.04        2.95
                                          ------     ------      ------      ------      ------      ------
Less:
 Distributions from Net Investment
   Income..............................      .10        .21         .33         .26         .32         .30
 Distributions from Net Realized
   Gain................................      .63       1.07         .06         .05         -0-         -0-
                                          ------     ------      ------      ------      ------      ------
Total Distributions....................      .73       1.28         .39         .31         .32         .30
                                          ------     ------      ------      ------      ------      ------
NET ASSET VALUE, END OF THE PERIOD.....   $24.08     $23.17      $18.10      $13.64      $14.21      $13.49
                                          ======     ======      ======      ======      ======      ======

Total Return* (b)......................    7.48%**(d) 35.78%(d)  35.74%(c)   -1.86%       7.80%      27.53%
Net Assets at End of the Period (In
 millions).............................   $ 71.3     $ 68.8      $ 54.2      $ 44.2      $ 42.5      $ 28.7
Ratio of Expenses to Average Net
 Assets*...............................    2.05%(d)   2.23%(d)    2.23%(c)    2.30%       2.30%       2.30%
Ratio of Net Investment Income to
 Average Net Assets*...................     .32%(d)    .54%(d)    1.90%(c)    1.64%       2.13%       3.30%
Portfolio Turnover.....................      12%**      27%         22%         28%         38%         34%
* If certain expenses had not been voluntarily assumed by Van Kampen, total returns would have been lower and the ratios would have been as follows:
  Ratio of Expenses to Average Net
    Assets.............................      N/A        N/A       2.33%(c)    2.38%       2.42%       2.38%
  Ratio of Net Investment Income to
    Average Net Assets.................      N/A        N/A       1.80%(c)    1.56%       2.01%       3.22%

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Certain non-recurring payments were made to Class C Shares, resulting in a decrease to the Ratio of Expenses to Average Net Assets of .07%, an increase to the Ratio of Net Investment Income to Average Net Assets of .11% and in increase to Total Return of .05%.

(d) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (see footnote 5).

N/A=Not Applicable.

See Notes to Financial Statements                                             19

VAN KAMPEN REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Real Estate Securities Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a non-diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek long-term growth of capital. Current income is the secondary investment objective. The Fund's investment adviser seeks to achieve its objective by investing primarily in a portfolio of securities of companies operating in the real estate industry. The Fund commenced investment operations on June 9, 1994. The Fund registered Class I Shares on November 30, 2004. There were no sales of Class I Shares for the period ended June 30, 2005.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sales price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sales price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At June 30, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $386,086,745
                                                              ============
Gross tax unrealized appreciation...........................  $226,053,474
Gross tax unrealized depreciation...........................    (1,060,297)
                                                              ------------
Net tax unrealized appreciation on investments..............  $224,993,177
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The Fund may distribute any return of capital it receives from the Real Estate Investment Trusts (the "REITs") in which it invests. The REITs pay distributions based on cash flow, without regard to depreciation and amortization. As a result, a portion of the distributions paid to the Fund and subsequently distributed to shareholders may be a return of capital.

    The tax character of distributions paid during the year ended December 31, 2004 was as follows:

Distribution paid from:
  Ordinary Income...........................................  $ 8,012,474
  Long-term capital gain....................................   23,424,059
                                                              -----------
                                                              $31,436,533
                                                              ===========

    As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term capital gain........................    15,343,475

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended June 30, 2005, the Fund's custody fee was reduced by $8,662 as a result of credits earned on cash balances.

VAN KAMPEN REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee, payable monthly, as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .80%
Next $500 million...........................................     .75%
Over $1 billion.............................................     .70%

    For the six months ended June 30, 2005, the Adviser did not waive any of its advisory fees. The Adviser has agreed to waive all expenses in excess of 1.55% of Class A average net assets, 2.30% of Class B average net assets, and 2.30% of Class C average net assets. This waiver is voluntary and can be discontinued at any time.

    For the six months ended June 30, 2005, the Fund recognized expenses of approximately $26,800 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended June 30, 2005, the Fund recognized expenses of approximately $19,100, representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended June 30, 2005, the Fund recognized expenses of approximately $440,100 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $71,081 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2005. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

VAN KAMPEN REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

At June 30, 2005, capital aggregated $258,223,719, $71,291,546, and $39,738,967 for Classes A, B, and C, respectively. For the six months ended June 30, 2005, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................   4,243,854    $ 94,504,696
  Class B...................................................     661,989      14,747,712
  Class C...................................................     410,036       9,173,843
                                                              ----------    ------------
Total Sales.................................................   5,315,879    $118,426,251
                                                              ==========    ============
Dividend Reinvestment:
  Class A...................................................     536,711    $ 11,618,355
  Class B...................................................     161,539       3,482,625
  Class C...................................................      84,933       1,834,407
                                                              ----------    ------------
Total Dividend Reinvestment.................................     783,183    $ 16,935,387
                                                              ==========    ============
Repurchases:
  Class A...................................................  (3,016,826)   $(66,377,960)
  Class B...................................................    (954,490)    (21,061,090)
  Class C...................................................    (506,538)    (11,182,766)
                                                              ----------    ------------
Total Repurchases...........................................  (4,477,854)   $(98,621,816)
                                                              ==========    ============

    At December 31, 2004, capital aggregated $218,478,628, $74,122,299 and
$39,913,483 for Classes A, B, and C, respectively. For the year ended December 31, 2004, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................    8,221,270    $ 162,817,325
  Class B...................................................    1,080,225       21,760,699
  Class C...................................................      751,986       15,049,092
                                                              -----------    -------------
Total Sales.................................................   10,053,481    $ 199,627,116
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................      866,661    $  18,487,162
  Class B...................................................      273,808        5,896,951
  Class C...................................................      144,919        3,124,268
                                                              -----------    -------------
Total Dividend Reinvestment.................................    1,285,388    $  27,508,381
                                                              ===========    =============
Repurchases:
  Class A...................................................   (8,914,349)   $(170,018,025)
  Class B...................................................   (1,395,281)     (27,177,305)
  Class C...................................................     (922,027)     (17,940,139)
                                                              -----------    -------------
Total Repurchases...........................................  (11,231,657)   $(215,135,469)
                                                              ===========    =============

VAN KAMPEN REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the six months ended June 30, 2005 and the year ended December 31, 2004, 305,005 and 140,616 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above table as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received thereon automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended June 30, 2005 and the year ended December 31, 2004, 5,550 and 33,021 Class C Shares converted to Class A Shares, respectively, and are shown in the above table as sales of Class A Shares and repurchases of Class C Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and C Shares will be imposed on most redemptions made within five years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   4.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the six months ended June 30, 2005, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $76,100 and CDSC on the redeemed shares of approximately $51,800. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $85,506,021 and $63,026,924, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of

VAN KAMPEN REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and up to 1.00% each for Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $1,295,900 and $1,800 for Class B and Class C Shares, respectively. This amount may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the six months ended June 30, 2005 are payments retained by Van Kampen of approximately $510,700 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $96,300.

6. UNFUNDED COMMITMENTS

Subject to the terms of a Subscription Agreement between the Fund and Cabot Industrial Value Fund, Inc., the Fund has made a subscription commitment of $2,000,000, for which it will receive 4,000 shares of common stock. As of June 30, 2005, Cabot Industrial Value Fund, Inc. has drawn down $523,500, which represents 26.18% of this commitment. Additionally, the Fund has entered into a Subscription Agreement with Broadreach Capital Partners. The terms of the agreement has a subscription agreement of 3,200,000 shares of common stock. As of June 30, 2005, Broadreach Capital Partners has drawn down $1,704,968, which represents 53.28% of this commitment.

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary

VAN KAMPEN REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file a second amended derivative complaint that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

VAN KAMPEN REAL ESTATE SECURITIES FUND

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

MITCHELL M. MERIN
President and
Chief Executive Officer

RONALD E. ROBISON
Executive Vice President and
Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and
Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested Persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Real Estate Securities Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Real Estate Securities Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Real Estate Securities Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  89, 189, 289
                                                                 REAL SAR 8/05
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN05-01897P-Y06/05

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a) Code of Ethics - Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Real Estate Securities Fund

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 23, 2005

By:  /s/ Phillip G. Goff
     -------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: August 23, 2005